Acquisition of Subsidiary (Details) - Schedule of net assets and the cash outflows on the acquisition R in Thousands	12 Months Ended
	Feb. 28, 2022 ZAR (R)
Picup Technologies Proprietary Limited[Member]
Acquisition of Subsidiary (Details) - Schedule of net assets and the cash outflows on the acquisition [Line Items]
Intangible assets	R 13,385	[1]
Other non-current assets	5,055
Cash and cash equivalents	2,140
Other current assets (excluding cash and cash equivalents)	11,090
Non-current liabilities	(13,478)
Current liabilities	(3,967)
Net identifiable assets acquired	14,225
Add: Goodwill	58,314
Add: Other financial asset	1,865	[2]
Less: NCI based on proportionate interest	(4,253)
Cash consideration transferred for the business	70,151
Less: cash and cash equivalents acquired	(2,140)
Net outflow of cash	68,011
Purple rain Properties No.444 Proprietary Limited [Member]
Acquisition of Subsidiary (Details) - Schedule of net assets and the cash outflows on the acquisition [Line Items]
Cash and cash equivalents	1,404
Other current assets (excluding cash and cash equivalents)	1,476
Term loans	(59,088)
Other non-current liabilities	(14,387)
Current liabilities	(1,167)
Net identifiable assets acquired	42,404
Settlement of amounts due from Purple Rain	(42,404)
Cash consideration transferred for acquisition of asset		[3]
Less: cash and cash equivalents acquired	(1,404)
Net inflow of cash	(1,404)
Property, plant and equipment	R 114,166

[1]	The intangible assets comprised of computer software, trade name and customer relationships estimated at ZAR 13.4 million. The computer software was valued based on replacement cost following review of the useful life. In measuring the fair value of the trade name and customer-related intangibles, relief-from-royalty method and multi-period excess earnings method were used. The relief-from-royalty method considers the discounted estimated royalty payments that are expected to be avoided as a result of the technical know-how being owned. The multi-period excess earnings method considers the present value of net cash flows expected to be generated by the customer relationships, by excluding any cash flows related to contributory assets.
[2]	This relates to a call option agreement with the non-controlling shareholders of Picup to acquire additional 13% interest in Picup. The option is exercisable from September 1, 2024 and expires on February 29, 2028.
[3]	Amount is less than a thousand Rand.